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                                      FLAG
                                   INVESTORS
                                  CASH RESERVE
                                     PRIME
                                     SHARES





                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998

FUND FEATURES
--------------------------------------------------------------------------------


o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on January 5, 1989. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Minimum Investment
  The minimum initial investment is $2,000. Subsequent investments may be made in an amount of $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1998.

Market Activity

     Two major forces dominated the money markets during the semi-annual period--foreign activity and Federal Reserve Board policy. As for the former, the hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. Russia devalued its ruble and defaulted on its debt payments, despite an International Monetary Fund (IMF) bailout attempt in August. And focus is now on Brazil, where IMF and World Bank funding is pending to ward off a potential devaluation. All of this supported a flight to quality and, in particular, a U.S. Treasury rally.

     As for Federal Reserve Board activity, anticipation of an official move impacted the markets just as much as the actual policy change that came at the very end of the six-month period. To be specific, in May, the markets were watching continued weakness in the Asian markets and Fed intervention on behalf of the Japanese yen. The consensus was that the robust U.S. economy might outweigh Asian concerns and force a tightening of monetary policy. This was not the case. The Fed did not make any adjustments to interest rates at either its May or July meetings. Still, Chairman Alan Greenspan noted in July that inflation seemed to have stopped falling and that history would support significant declines in the stock market. Then, based on initial signs of U.S. economic weakness for the month of August, namely the first slowdown in employment in a long while, anticipation began to run high that the Fed would have to ease its official monetary policy at its next meeting. In fact, the Federal Reserve Board did lower the fed funds rate by 0.25% on September 29th, bringing it to 5.25%.

     Money markets also benefited over the semi-annual period from volatility in the equity markets. This volatility led to a rally in the U.S. fixed income market in general and to strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets.

     Even with all of these turbulent forces, the money market yield curve remained flat through mid-September, when an inversion at the short portion of the curve began. Usually, it takes four to six weeks for a cut in interest rates by the Federal Reserve Board to fully impact money market yields. However, this time, yields began to drop even before the September meeting, as the ease in policy became more evident. As of September 30, the yield spread between

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

30 day and 90-day commercial paper had inverted to -0.20%. The only exception to this trend was in the tax-exempt market, where September 15th is the corporate tax deadline, and thus short-term yields increased dramatically, as dealers cheapened inventory to offset usual seasonal corporate selling.

Investment Review

     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

Performance Comparisons

  7-Day Yield as of 9/30/98
----------------------------------------------------------------------
  Flag Investors Cash Reserve Prime Shares--Class A              5.00%
 ......................................................................
  First Tier Rated Money Fund Average                            4.99%
 ......................................................................

------------
Source: IBC/Donoghue, Inc. Money Fund Report, October 1998.
The yields shown represent past performance, which is no guarantee of future results. The Rated Money Fund Average is the average yield of all funds rated AAA by Standard &Poor's in the category.

     Our strategy has continued to be concentrated on finding high quality issues in which to invest. For most of the semi-annual period, at least 90% of the Fund was invested in A1+ rated securities and between 5% and 10% in A1 rated commercial paper. It is well worth noting that A1 issues had a slight yield advantage over A1+ issues over the six months. We maintained a weighted average maturity of 45 to 50 days for most of the period. However, we did extend a bit in early to-mid August with longer-term Agency Discount Notes, in response to the lack of high quality short-term commercial paper supply in the market during that time.

Looking Ahead

     Going forward, the U.S. money markets will likely continue to be dominated by the rate of U.S. economic growth and by the impact on the U.S of global economic and political events, including those of Russia, Japan, and

--------------------------------------------------------------------------------

Brazil. President Clinton's woes will also likely play a role. But the real focus of the money markets will be on the Federal Reserve Board's response to all of these factors. We believe the markets have already discounted at least 1.00% of easing in monetary policy through a series of incremental 0.25% rate cuts over the next six to nine months. The concern, as we look ahead, is one of a credit crunch, precipitated by poor bank earnings and a substantial retraction of available credit.

     For the near term, though, the economic backdrop remains positive. We have only begun to see slower, non-recessionary growth. The labor market remains tight with unemployment at a low 4.6%. Interest rates remain favorable at historically low levels. There are still no real signs of inflation, and fiscally, the government is running a surplus for the first time in almost thirty years, so there is room for Congress to either cut taxes and/or increase spending.

     Given this backdrop and until both domestic and global events run their course, we intend to remain reasonably neutral to the benchmarks in terms of average weighted maturity in the Fund. We will also continue to concentrate the Fund in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort, as well as competitive yields, to our shareholders.

As always, we appreciate your continued support.

Sincerely,

/s/ Richard T. Hale
___________________
Richard T.Hale
Chairman

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


Statement of Net Assets                                           September 30, 1998
(Unaudited)
                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper - 82.1%(a)
Automotive Finance -- 5.7%
   PACCAR Financial Corp.
      5.48%      10/16/98                     A-1+    P-1    $40,000    $ 39,908,667
      5.49%      10/22/98                     A-1+    P-1     15,000      14,951,962
      5.48%      11/20/98                     A-1+    P-1     14,000      13,893,444
   Toyota Motor Credit Corp.
      5.50%      10/02/98                     A-1+    P-1     25,000      24,996,181
      5.48%      10/13/98                     A-1+    P-1     15,000      14,972,600
      5.45%      10/19/98                     A-1+    P-1     40,000      39,891,000
      5.25%      10/26/98                     A-1+    P-1     30,000      29,890,625
      5.45%      11/12/98                     A-1+    P-1     20,000      19,872,833
                                                                        ------------
                                                                         198,377,312
                                                                        ------------
Beverages -- 5.8%
   Anheuser Busch Companies, Inc.
      5.45%      10/09/98                     A-1     P-1     25,000      24,895,278
   Coca-Cola Co.
      5.45%      10/09/98                     A-1+    P-1     25,000      24,969,722
      5.47%      11/03/98                     A-1+    P-1     20,000      19,899,717
      5.35%      11/10/98                     A-1+    P-1     25,000      24,851,389
      5.27%      12/09/98                     A-1+    P-1     25,000      24,747,479
   PepsiCo, Inc.
      5.47%      11/30/98                     A-1     P-1     30,000      29,726,500
      5.40%      12/14/98                     A-1     P-1     35,000      34,611,500
      5.46%      12/14/98                     A-1     P-1     20,000      19,775,533
                                                                        ------------
                                                                         203,477,118
                                                                        ------------
Chemicals, General -- 3.7%
   E.I. duPont de Nemours and Co.
      5.48%      10/09/98                     A-1+    P-1     50,000      49,939,111
      5.50%      10/27/98                     A-1+    P-1     25,000      24,900,694
      5.46%      10/29/98                     A-1+    P-1     15,000      14,936,300
      5.47%      11/19/98                     A-1+    P-1     40,000      39,702,189
                                                                        ------------
                                                                         129,478,294
                                                                        ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper -- continued
Chemicals, Specialty -- 0.8%
   Minnesota Mining & Manufacturing
      5.45%      10/21/98                     A-1+    P-1    $30,000    $ 29,909,167
      5.33%      12/21/98                     A-1+    P-1     27,000      26,676,203
                                                                        ------------
                                                                          56,585,370
                                                                        ------------
Electrical & Electronics -- 4.3%
   Emerson Electric Co.
      5.40%      11/06/98                     A-1+    P-1      8,165       8,120,909
   General Electric Co.
      5.47%      11/20/98                     A-1+    P-1     14,906      14,792,756
   Motorola Inc.
      5.32%      10/06/98                     A-1+    P-1     15,000      14,988,917
      5.46%      10/13/98                     A-1+    P-1     20,000      19,963,600
      5.48%      10/13/98                     A-1+    P-1     15,000      14,972,600
      5.13%      12/17/98                     A-1+    P-1     30,000      29,670,825
      5.45%      12/17/98                     A-1+    P-1     25,000      24,708,576
      5.10%      12/28/98                     A-1+    P-1     25,000      24,688,333
                                                                        ------------
                                                                         151,906,516
                                                                        ------------
Electric Utility -- 2.6%
   Duke Energy Co.
      5.45%      10/20/98                     A-1     P-1     25,000      24,928,091
      5.48%      10/20/98                     A-1     P-1     35,000      34,898,772
      5.48%      11/06/98                     A-1     P-1     30,000      29,835,600
                                                                        ------------
                                                                          89,662,463
                                                                        ------------
Finance, Commercial -- .4%
      CIT Group Holdings
      5.48%      10/07/98                     A-1     P-1     15,000      14,986,300
                                                                        ------------
                                                                          14,986,300
                                                                        ------------
Finance, Consumer -- 3.2%
   USAA Capital Corp.
      5.48%      10/01/98                     A-1+    P-1     30,000      30,000,000
      5.49%      10/16/98                     A-1+    P-1     35,000      34,919,938
      5.50%      10/23/98                     A-1+    P-1     22,000      21,926,056
      5.49%      10/30/98                     A-1+    P-1     25,000      24,889,437
                                                                        ------------
                                                                         111,735,431
                                                                        ------------

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


Statement of Net Assets (continued)                               September 30, 1998
(Unaudited)
                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper -- continued
Finance, Diversified -- 4.2%
   General Electric Capital Corp.
      5.47%      10/05/98                     A-1+    P-1    $25,000    $ 24,984,806
      5.46%      10/26/98                     A-1+    P-1     25,000      24,904,687
      5.50%      10/26/98                     A-1+    P-1     10,000       9,961,806
      5.49%      11/17/98                     A-1+    P-1     25,000      24,820,813
      5.47%      11/20/98                     A-1+    P-1     20,000      19,848,055
      5.37%      12/18/98                     A-1+    P-1     20,000      19,767,300
      5.25%      01/22/99                     A-1+    P-1     25,000      24,588,021
                                                                        ------------
                                                                         148,875,488
                                                                        ------------
Food -- 9.1%
   Campbell Soup Co.
      5.35%      10/05/98                     A-1+    P-1     35,000      34,979,194
      5.48%      10/13/98                     A-1+    P-1     23,500      23,457,073
      5.48%      11/06/98                     A-1+    P-1     30,000      29,835,600
   H.J. Heinz
      5.48%      10/01/98                     A-1     P-1     12,000      12,000,000
      5.49%      10/06/98                     A-1     P-1     34,200      34,173,923
      5.48%      10/19/98                     A-1     P-1     20,000      19,945,200
      5.40%      11/12/98                     A-1     P-1     30,000      29,811,000
   Hershey Foods Corp.
      5.51%      10/22/98                     A-1     P-1     25,000      24,919,646
      5.48%      11/02/98                     A-1     P-1     15,000      14,926,933
   Kellogg Company
      5.30%      12/03/98                     A-1+    P-1     20,975      20,780,457
      5.33%      12/10/98                     A-1+    P-1     25,000      24,740,903
   Sara Lee Corp.
      5.20%      10/28/98                     A-1+    P-1     50,000      49,805,000
                                                                        ------------
                                                                         319,374,929
                                                                        ------------
Household Products -- 3.7%
   Proctor  & Gamble Co.
      5.48%      10/19/98                     A-1+    P-1     25,000      24,931,500
      5.49%      10/28/98                     A-1+    P-1     20,000      19,917,650
      5.45%      12/01/98                     A-1+    P-1     47,000      46,565,968
      5.45%      01/04/99                     A-1+    P-1     40,000      39,424,722
                                                                        ------------
                                                                         130,839,840
                                                                        ------------


6


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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper -- continued
Insurance, Brokerage -- 1.4%
   Marsh & McLennan Companies Inc.
      5.28%      10/20/98                     A-1+    P-1    $20,000    $ 19,944,267
      5.30%      10/20/98                     A-1+    P-1     10,000       9,972,027
      5.41%      11/05/98                     A-1+    P-1     20,000      19,894,806
                                                                        ------------
                                                                          49,811,100
                                                                        ------------
Insurance, Property & Casualty -- 2.0%
   A.I. Credit Corp.
      5.46%      10/07/98                     A-1+    P-1     30,000      29,972,700
      5.45%      11/04/98                     A-1+    P-1     40,000      39,794,111
                                                                        ------------
                                                                          69,766,811
                                                                        ------------
Natural Gas -- 2.9%
   Consolidated Natural Gas
      5.49%      10/02/98                     A-1+    P-1     40,000      39,993,900
      5.49%      10/13/98                     A-1+    P-1     19,320      19,284,644
      5.49%      10/20/98                     A-1+    P-1     23,000      22,933,358
      5.20%      11/06/98                     A-1+    P-1     20,000      19,896,000
                                                                        ------------
                                                                         102,107,902
                                                                        ------------
Integrated Oil -- 4.3%
   Amoco Co.
      5.47%      10/27/98                     A-1+    P-1     50,000      49,802,472
      5.45%      10/28/98                     A-1+    P-1     25,000      24,897,813
      5.47%      11/17/98                     A-1+    P-1     25,000      24,821,465
   Shell Oil Co.
      5.46%      10/29/98                     A-1+    P-1     50,000      49,787,667
                                                                        ------------
                                                                         149,309,417
                                                                        ------------
Oil Transportation -- 2.6%
   Colonial Pipeline Co.
      5.40%      10/13/98                     A-1+    P-1     15,000      14,973,000
      5.52%      10/27/98                     A-1+    P-1     15,000      14,940,200
      5.47%      11/06/98                     A-1+    P-1     12,500      12,431,625
      5.45%      12/04/98                     A-1+    P-1     10,000       9,903,111
      5.35%      12/09/98                     A-1+    P-1     17,500      17,320,552
      5.45%      01/22/98                     A-1+    P-1     10,200      10,025,509
      5.28%      03/08/98                     A-1+    P-1     12,500      12,210,333
                                                                        ------------
                                                                          91,804,330
                                                                        ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


Statement of Net Assets (continued)                               September 30, 1998
(Unaudited)
                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper -- continued
Paper Products -- 2.6%
   Kimberly-Clark Corp.
      5.50%      10/16/98                     A-1+    P-1    $40,000    $ 39,908,333
      5.32%      12/18/98                     A-1+    P-1     20,000      19,769,467
                                                                        ------------
                                                                          59,677,800
                                                                        ------------
Pharmaceuticals -- 4.5%
   Abbott Laboratories
      5.45%      10/14/98                     A-1+    P-1     80,000      79,842,556
   Pfizer Inc.
      5.43%      10/09/98                     A-1+    P-1     20,000      19,975,867
   Warner-Lambert Co.
      5.13%      03/11/99                     A-1+    P-1     30,000      29,311,725
      5.15%      03/22/99                     A-1+    P-1     30,000      29,261,833
                                                                        ------------
                                                                         158,391,981
                                                                        ------------
Publishing -- 1.2%
   Gannett Co., Inc.
      5.45%      10/09/98                     A-1+    P-1     27,300      27,266,937
   McGraw-Hill, Inc.
      5.48%      11/09/98                     A-1     P-1     13,965      13,882,094
                                                                        ------------
                                                                          41,149,031
                                                                        ------------
Structured Finance -- 9.3%
   CIESCO, L.P.
      5.50%      10/21/98                     A-1+    P-1     50,000      49,847,222
      5.49%      10/23/98                     A-1+    P-1     20,000      19,932,900
      5.50%      10/23/98                     A-1+    P-1     30,000      29,899,167
      5.50%      11/13/98                     A-1+    P-1     15,000      14,901,459
   Corporate Receivables Corp.
      5.50%      10/07/98                     A-1     P-1     25,000      24,977,083
      5.49%      10/23/98                     A-1     P-1     25,000      24,916,125
      5.49%      11/06/98                     A-1     P-1     15,000      14,917,650
      5.26%      11/13/98                     A-1     P-1     15,000      14,905,758
      5.46%      11/23/98                     A-1     P-1     15,000      14,879,425
      5.28%      12/03/98                     A-1     P-1     20,000      19,815,200
      5.36%      12/04/98                     A-1     P-1     25,000      24,761,778

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 Commercial Paper -- continued
   Corporate Asset Fund Co., Inc.
      5.50%      11/03/98                     A-1+    P-1   $ 40,000  $   39,798,333
      5.45%      11/18/98                     A-1+    P-1     35,000      34,745,666
                                                                      --------------
                                                                         328,297,766
                                                                      --------------
Telephone -- 7.8%
   Ameritech Capital Funding Corp.
      5.48%      10/13/98                     A-1+    P-1     57,700      57,594,601
      5.44%      11/09/98                     A-1+    P-1     20,000      19,882,133
      5.44%      11/10/98                     A-1+    P-1     30,000      29,818,667
   Ameritech Corp.
      5.25%      10/22/98                     A-1+    P-1     15,000      14,954,063
   BellSouth Telecommunications, Inc.
      5.44%      10/27/98                     A-1+    P-1     36,000      35,858,560
      5.48%      10/27/98                     A-1+    P-1     36,000      35,857,520
   SBC Communications Inc.
      5.46%      10/15/98                     A-1+    P-1     50,000      49,893,833
      5.46%      10/22/98                     A-1+    P-1     15,000      14,952,225
      5.38%      11/17/98                     A-1+    P-1     15,000      14,894,642
                                                                      --------------
                                                                         273,706,244
                                                                      --------------

   Total Commercial Paper                                              2,879,321,443
                                                                      --------------

 VARIABLE RATE NOTES -- 3.6%
   Associates Corp Master Note
      5.497%(b)    12/01/98                   A-1+    P-1     75,000      75,000,000
   Coca-Cola Co. Master Note
      5.122%(b)    03/08/99                   A-1+    P-1     50,000      50,000,000
                                                            --------  --------------
   Total Variable Rate Notes                                 125,000     125,000,000
                                                            --------  --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


Statement of Net Assets (concluded)                               September 30, 1998
(Unaudited)
                                                  Rating
                                              -------------     Par
Prime Series                                  S&P   Moody's    (000)        Value
------------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK -- 4.5%
   FHLB
      5.34%      01/20/99                     AAA    --     $ 41,656  $   40,970,134
      5.13%      02/05/99                     AAA    --       25,000      24,547,563
      5.10%      02/25/99                     AAA    --       19,120      18,721,826
      5.09%      03/05/99                     AAA    --       15,000      14,671,271
      5.70%      07/07/99                     AAA    --       15,000      15,000,000
      5.53%      07/27/99                     AAA    --       10,425      10,420,681
      5.15%      09/30/99                     AAA    --       20,000      20,000,000
                                                            --------  --------------
   Total Federal Home Loan Bank                              146,201     144,331,475
                                                            --------  --------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.5%
   FNMA
   Note
      5.59%      11/18/98                    --       P-1     20,000      20,000,000
      5.56%      12/15/98                    --       P-1     25,000      25,000,000
      5.58%      01/15/99                    --       P-1     35,000      35,000,000
      5.50%      02/12/98                    --       P-1     25,000      25,000,000
      4.92%      06/18/99                    --       P-1     20,000      19,289,333
      5.70%      07/22/99                    --       P-1     15,000      15,000,000
                                                            --------  --------------
                                                             140,000     139,289,333
                                                            --------  --------------

 Repurchase Agreements -- 6.4%(c)
   Goldman, Sachs  & Co.
      5.41%(d)     10/01/98                  --      --      124,500     124,500,000
   Morgan Stanley & Co.
       5.35%(e)    10/01/98                  --      --      100,000     100,000,000
                                                            --------  --------------
   Total Repurchase Agreements                               224,500     224,500,000
                                                            --------  --------------
Total Investments - 100.1%                                             3,512,442,251(f)
Liabilities in Excess of Other Assets, Net - (0.1%)                       (4,574,391)
                                                                      --------------
Net Assets - 100.0%                                                   $3,507,867,860
                                                                      ==============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


Prime Series
------------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,969,412,285 / 2,969,404,538 shares outstanding)                      $1.00
                                                                               =====
   Flag Investors Class A Share
      ($10,559,517 / 10,559,257 shares outstanding)                            $1.00
                                                                               =====
   Flag Investors Class B Share
      ($3,034,323 / 3,034,300 shares outstanding)                              $1.00
                                                                               =====
   Institutional Prime Share
      ($271,858,350 / 271,858,147 shares outstanding)                          $1.00
                                                                               =====
   Quality Cash Reserve Prime Share
      ($253,003,385 / 253,002,758 shares outstanding)                          $1.00
                                                                               =====

-----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1998.
(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $126,990,955.
(e) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $102,015,570.
(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa Bonds that are judged to be of the best quality.
   P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.




                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)
                                                                For the Six
                                                                Months Ended
Prime Series                                                    September 30,
-----------------------------------------------------------------------------
                                                                    1998

Investment Income:
   Interest income                                              $100,392,874
                                                                ------------
Expenses:
   Investment advisory fee                                         4,689,772
   Distribution fee                                                4,522,362
   Transfer agent fees                                               967,363
   Custodian fees                                                    151,890
   Directors' fees                                                    68,625
   Registration fees                                                 166,556
   Miscellaneous                                                     405,503
                                                                ------------
          Total expenses                                          10,972,071
        Less: Fees waived                                            (73,840)
                                                                ------------
            Net expenses                                          10,898,231
Net investment income                                             89,494,643
Net realized loss from security transactions                            (867)
                                                                ------------
Net increase in net assets resulting from operations            $ 89,493,776
                                                                ============


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                   For the Six        For the
                                                  Months Ended      Year Ended
Prime Series                                      September 30,      March 31,
--------------------------------------------------------------------------------
                                                     1998(1)            1998
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                        $   89,494,643   $  162,086,913
   Net realized loss on sales of
     investments                                          (867)              --
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                                89,493,776      162,086,913

Distributions to shareholders from:
   Net investment income:
     BT Alex. Brown Cash Reserve
       Prime Shares                                (75,031,665)    (138,011,807)
     BT Alex. Brown Cash Reserve Prime
       Institutional Shares                         (8,687,715)     (13,656,968)
     Flag Investors Class A Shares                    (174,241)        (341,197)
     Flag Investors Class B Shares                     (19,890)         (12,545)
     Quality Cash Reserve Prime Shares              (5,581,109)     (10,064,396)
                                                --------------   --------------
     Total distributions                           (89,494,620)    (162,086,913)

Capital share transactions, net                   (209,540,396)     849,945,486
                                                --------------   --------------
   Total increase/(decrease) in net assets        (209,541,240)     849,945,486
Net Assets:
   Beginning of period                           3,717,409,100    2,867,463,614
                                                --------------   --------------
   End of period                                $3,507,867,860   $3,717,409,100
                                                ==============   ==============

--------
(1)Unaudited.


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Financial Highlights--Prime Shares
(For shares outstanding throughout each period)
                                                                 For the
                                                            Six Months Ended
                                                              September 30,
--------------------------------------------------------------------------------
                                                                  1998*
Per Share Operating Performance:
   Net asset value at beginning of period                   $         1.00
                                                            --------------
Income from Investment Operations:
   Net investment income                                            0.0249
Less Distributions:
   Dividends from net investment income                            (0.0249)
                                                            --------------
   Net asset value at end of period                         $         1.00
                                                            ==============
Total Return:
   Based on net asset value per share                                 2.51%
Ratios to Average Daily Net Assets:
   Expenses                                                           0.61%(1)
   Net investment income                                              4.95%(1)
Supplemental Data:
   Net assets at end of period                              $2,969,412,285
   Number of shares outstanding
     at end of period                                        2,969,404,538

--------
  *Unaudited.
(1)Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                          For the Year Ended March 31,
                                             -----------------------------------------------------------------------------------
                                                  1998             1997             1996             1995              1994
Per Share Operating Performance:
   Net asset value at beginning of period    $         1.00   $         1.00    $         1.00   $         1.00   $         1.00
                                             --------------   --------------    --------------   --------------   --------------
Income from Investment Operations:
   Net investment income                             0.0494           0.0478            0.0524           0.0442           0.0262
Less Distributions:
   Dividends from net investment income             (0.0494)         (0.0478)          (0.0524)         (0.0442)         (0.0262)
                                             --------------   --------------    --------------   --------------   --------------
   Net asset value at end of period          $         1.00   $         1.00    $         1.00   $         1.00   $         1.00
                                             ==============   ==============    ==============   ==============   ==============
Total Return:
   Based on net asset value per share                  5.05%            4.88%             5.36%            4.51%            2.65%
Ratios to Average Daily Net Assets:
   Expenses                                            0.67%            0.63%             0.60%            0.61%            0.62%
   Net investment income                               4.94%            4.78%             5.21%            4.46%            2.62%
Supplemental Data:
   Net assets at end of period               $3,164,537,551   $2,545,532,365    $2,386,681,216   $1,472,079,739   $1,350,334,979
   Number of shares outstanding
     at end of period                         3,164,529,071    2,545,523,885     2,386,684,392    1,472,077,488    1,350,332,916



                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Financial Highlights--Flag Investors Class A Shares
(For shares outstanding throughout each period)

                                                              For the Six
                                                              Months Ended
                                                              September 30,
--------------------------------------------------------------------------------
                                                                  1998*
Per Share Operating Performance:
   Net asset value at beginning of period                      $      1.00
                                                               -----------
Income from Investment Operations:
   Net investment income                                            0.0249
Less Distributions:
   Dividends from net investment income                            (0.0249)
                                                               -----------
   Net asset value at end of period                            $      1.00
                                                               ===========
Total Return:
   Based on net asset value per share                                 2.51%
Ratios to Average Daily Net Assets:
   Expenses                                                           0.61%(1)
   Net investment income                                              4.97%(1)
Supplemental Data:
   Net assets at end of period                                 $10,559,517
   Number of shares outstanding at end of period                10,559,257


-----------
  *Unaudited.
(1)Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                          For the Year Ended March 31,
                                             -----------------------------------------------------------------------------------
                                                     1998             1997             1996             1995              1994
Per Share Operating Performance:
   Net asset value at beginning of period         $      1.00      $     1.00       $     1.00       $     1.00       $      1.00
                                                  -----------      ----------       ----------       ----------       -----------
Income from Investment Operations:
   Net investment income                              0.0494           0.0478           0.0524           0.0442            0.0262
Less Distributions:
   Dividends from net investment income              (0.0494)         (0.0478)         (0.0524)         (0.0442)          (0.0262)
                                                  -----------      ----------       ----------       ----------       -----------
   Net asset value at end of period               $     1.00       $     1.00       $     1.00       $     1.00       $      1.00
                                                  ==========       ==========       ==========       ==========       ===========
Total Return:
   Based on net asset value per share                   5.05%            4.88%            5.36%            4.51%             2.65%
Ratios to Average Daily Net Assets:
   Expenses                                             0.67%            0.63%            0.60%            0.61%             0.62%
   Net investment income                                4.94%            4.78%            5.25%            4.26%             2.62%
Supplemental Data:
   Net assets at end of period                    $7,736,785       $6,521,574       $5,976,831       $7,726,696       $18,116,648
   Number of shares outstanding at end of period   7,736,522        6,521,310        5,976,824        7,726,698        18,116,633


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Financial Highlights--Flag Investors Class B Shares
(For shares outstanding throughout each period)


                                                    For the
                                               Six Months Ended
                                                  September 30,
--------------------------------------------------------------------------------
                                                      1998*

Per Share Operating Performance:
   Net asset value at beginning of period          $     1.00
                                                   ----------
Income from Investment Operations:
   Net investment income                               0.0212
Less Distributions:
   Dividends from net investment income               (0.0212)
                                                   ----------
   Net asset value at end of period                $     1.00
                                                   ==========
Total Return:
   Based on net asset value per share                    2.14%
Ratios to Average Net Assets:
   Expenses                                              1.36%(2)
   Net investment income                                 4.29%(2)
Supplemental Data:
   Net assets at end of period                     $3,034,323
   Number of shares outstanding at end of period    3,034,300

---------
  * Unaudited
(1) Commencement of operations.
(2) Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                                             For the Period
                                                      For the Years Ended   April 3, 1995(1)
                                                           March 31,        through March 31,
---------------------------------------------------------------------------------------------
                                                      1998          1997          1996
Per Share Operating Performance:
   Net asset value at beginning of period          $   1.00       $   1.00      $   1.00
                                                   --------       --------      --------
Income from Investment Operations:
   Net investment income                             0.0418         0.0414        0.0361
Less Distributions:
   Dividends from net investment income             (0.0418)       (0.0414)      (0.0361)
                                                   --------       --------      --------
   Net asset value at end of period                $   1.00       $   1.00      $   1.00
                                                   ========       ========      ========
Total Return:
   Based on net asset value per share                  4.27%          4.22%         3.69%
Ratios to Average Net Assets:
   Expenses                                            1.42%          1.38%         1.38%(2)
   Net investment income                               4.18%          4.14%         4.30%(2)
Supplemental Data:
   Net assets at end of period                     $184,382       $227,098      $ 10,200
   Number of shares outstanding at end of period    184,382        227,098        10,200



                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Financial Highlights--Prime Institutional Shares
(For shares outstanding throughout each period)

                                                                For the Six
                                                               Months Ended
                                                               September 30,
--------------------------------------------------------------------------------
                                                                   1998*
Per Share Operating Performance:
   Net asset value at beginning of period                     $       1.00
                                                              ------------
Income from Investment Operations:
   Net investment income                                            0.0261
Less Distributions:
   Dividends from net investment income                            (0.0261)
                                                              ------------
   Net asset value at end of period                           $       1.00
                                                              ============
Total Return:
   Based on net asset value per share                                 2.64%
Ratios to Average Daily Net Assets:
   Expenses                                                           0.36%(1)
   Net investment income                                              5.20%(1)
Supplemental Data:
   Net assets at end of period                                $271,858,350
   Number of shares outstanding at end of period               271,858,147


----------
  * Unaudited.
(1)  Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                              For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1998             1997             1996             1995              1994
Per Share Operating Performance:
   Net asset value at beginning of period         $       1.00     $       1.00      $      1.00      $      1.00       $      1.00
                                                  ------------     ------------      -----------      -----------       -----------
Income from Investment Operations:
   Net investment income                                0.0519           0.0503           0.0548           0.0472            0.0294
Less Distributions:
   Dividends from net investment income                (0.0519)         (0.0503)         (0.0548)         (0.0472)          (0.0294)
                                                  ------------     ------------      -----------      -----------       -----------
   Net asset value at end of period               $       1.00     $       1.00      $      1.00      $      1.00       $      1.00
                                                  ============     ============      ===========      ===========       ===========
Total Return:
   Based on net asset value per share                     5.31%            5.15%            5.62%            4.82%             2.98%
Ratios to Average Daily Net Assets:
   Expenses                                               0.42%            0.38%            0.35%            0.36%             0.30%
   Net investment income                                  5.22%            5.04%            5.32%            4.57%             2.94%
Supplemental Data:
   Net assets at end of period                    $317,971,693     $117,812,047      $53,699,315      $11,904,716       $23,437,449
   Number of shares outstanding at end of period   317,971,413      117,811,768       53,699,535       11,904,663        23,437,512


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Financial Highlights--Quality Cash Reserve Prime Shares
(For shares outstanding throughout each period)

                                                      For the
                                                 Six Months Ended
                                                   September 30,
--------------------------------------------------------------------------------
                                                       1998*
Per Share Operating Performance:
   Net asset value at beginning of period         $       1.00
                                                  ------------
Income from Investment Operations:
   Net investment income                                0.0234
Less Distributions:
   Dividends from net investment income                (0.0234)
                                                  ------------
   Net asset value at end of period               $       1.00
                                                  ============
Total Return:
   Based on net asset value per share                     2.36%
Ratios to Average Daily Net Assets:
   Expenses                                               0.90%(1,3)
   Net investment income                                  4.67%(2,3)
Supplemental Data:
   Net assets at end of period                    $253,003,385
   Number of shares outstanding
     at end of period                              253,002,758


----------
  * Unaudited.
(1) Ratios of expenses to average net assets prior to partial fee waivers was 0.96%, 1.02%, 0.98% and 0.95% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.61%, 4.60%, 4.43% and 4.86% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(3) Annualized

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                         For the Year Ended March 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                   1998              1997              1996             1995            1994
Per Share Operating Performance:
   Net asset value at beginning of period     $       1.00      $       1.00      $       1.00      $      1.00        $  1.00
                                              ------------      ------------      ------------      -----------        -------
Income from Investment Operations:
   Net investment income                            0.0465            0.0449            0.0493           0.0402         0.0218
Less Distributions:
   Dividends from net investment income            (0.0465)          (0.0449)          (0.0493)         (0.0402)       (0.0218)
                                              ------------      ------------      ------------      -----------        -------
   Net asset value at end of period           $       1.00      $       1.00      $       1.00      $      1.00        $  1.00
                                              ============      ============      ============      ===========        =======
Total Return:
   Based on net asset value per share                 4.75%             4.59%             5.04%            4.09%          2.20%
Ratios to Average Daily Net Assets:
   Expenses                                           0.96%(1)          0.91%(1)          0.90%(1)         0.96%          1.06%
   Net investment income                              4.66%(2)          4.50%(2)          4.91%(2)         4.04%          2.18%
Supplemental Data:
   Net assets at end of period                $226,978,689      $197,370,530      $156,412,213      $94,592,158    $92,678,440
   Number of shares outstanding
     at end of period                          226,978,007       197,369,848       156,412,393       94,591,979     92,678,268



                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTE 1--concluded

        repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Tax--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

            The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     As compensation for its accounting services, the Prime Series, Treasury Series and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from its three series' average daily net assets. The Prime Series paid $83,250, the Treasury Series paid $66,565 and the Tax-Free Series paid $68,300 for accounting services for the six-month period ended September 30, 1998.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $967,364, the Treasury Series paid $137,872 and the Tax-Free Series paid $75,321 to ICC for transfer agent services for the six-month period ended September 30, 1998.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the six-month period ended September 30, 1998, Distribution fees aggregated $3,791,146, $8,756, $951,645 and $1,040,771 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to
 .60% of the Quality Cash Shares' aggregate average daily net assets or $714,833 for the six-month period ended September 30, 1998 and 1.00% (includes .25% shareholder servicing fee) of the Flag Investors Class B Shares' aggregate average daily net assets or $4,623.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTE 2--continued

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the six-month period ended September 30, 1998. ICC Distributors voluntarily waived $73,840 distribution fees for the period April 1, 1998 to September 30, 1998.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six-month period ended September 30, 1998 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1998 was $244,732 for the Prime Series, $85,833 for the Treasury Series and $85,502 for the Tax-Free Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 9.0 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                             For the six-month        For the
                                               period ended         Year Ended
                                               September 30,        March 31,
                                                   1998(+)             1998
                                             -----------------      ----------
Prime Series:
   Sold:
     Prime Shares                              9,692,379,684      23,206,115,785
     Flag Investors Class A Shares                11,362,186           6,559,775
     Flag Investors Class B Shares                 4,038,974             336,592
     Institutional Prime Shares                2,616,513,753       4,625,290,052
     Quality Cash Shares                         583,725,208       1,179,123,143
   Issued as reinvestment of dividends:
     Prime Shares                                 71,276,743         129,425,606
     Flag Investors Class A Shares                   129,231             326,541
     Flag Investors Class B Shares                     7,285               8,133
     Institutional Prime Shares                    5,801,434           9,131,786
     Quality Cash Shares                           5,400,010           9,723,053

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3--concluded
                                           For the six-month        For the
                                             period ended         Year Ended
                                             September 30,        March 31,
                                                 1998(+)             1998
                                           -----------------      ----------
Prime Series:
   Redeemed:
     Prime Shares                            (9,958,780,959)    (22,716,536,205)
     Flag Investors Class A Shares               (8,668,682)         (5,671,105)
     Flag Investors Class B Shares               (1,196,341)           (387,440)
     Institutional Prime Shares              (2,668,428,453)     (4,434,262,192)
     Quality Cash Shares                       (563,100,467)     (1,159,238,038)
                                             --------------     ---------------
       Net increase/(decrease)                 (209,540,396)        849,945,486
                                             ==============     ===============

Treasury Series:
   Sold:
     Treasury Shares                          2,405,994,062       3,641,511,991
     Institutional Treasury Shares              527,086,840         590,751,899
   Issued as reinvestment of dividends:
     Treasury Shares                             16,718,399          30,209,607
     Institutional Treasury Shares                1,253,846           2,007,274
   Redeemed:
     Treasury Shares                         (2,430,775,799)     (3,551,758,854)
     Institutional Treasury Shares             (535,964,474)       (555,189,594)
                                             --------------     ---------------
       Net increase/(decrease)                  (15,687,126)        157,532,323
                                             ==============     ===============

Tax-Free Series:
   Sold:
     Tax Free Shares                          2,515,481,813       5,853,542,023
     Institutional Tax Free Shares              545,755,106         730,445,736
   Issued as reinvestment of dividends:
     Tax Free Shares                             11,821,502          20,778,337
     Institutional Tax Free Shares                  602,124             276,010
   Redeemed:
     Tax Free Shares                         (2,580,599,597)     (5,680,345,603)
     Institutional Tax Free Shares             (526,964,577)       (654,038,858)
                                             --------------     ---------------
       Net increase/(decrease)                  (33,903,629)        270,657,645
                                             ==============     ===============

--------
(+) Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Note 4--Net Assets

                                      Prime          Treasury        Tax-Free
                                     Series           Series          Series
                                 --------------    ------------    ------------
Paid-in capital                  $3,507,861,737    $881,431,740    $883,964,047
Undistributed net
  investment income                       8,510              --              --
Undistributed net realized
  gain/(loss) on sales
  of investments                         (2,387)        151,617         (46,726)
                                 --------------    ------------    ------------
                                 $3,507,867,860    $881,583,357    $883,917,321
                                 ==============    ============    ============



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

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Directors and Officers

              RICHARD T. HALE                          TRUMAN T. SEMANS
                 Chairman                                  Director

             JAMES J. CUNNANE                         CARL W. VOGT, ESQ.
                 Director                                  Director

               JOE HARDIMAN                               HARRY WOOLF
                 Director                                  President

               LOUIS E. LEVY                             AMY M. OLMERT
                 Director                                  Secretary

            EUGENE J. MCDONALD                         JOSEPH A. FINELLI
                 Director                                  Treasurer

             REBECCA W. RIMEL                           SCOTT J. LIOTTA
                 Director                             Assistant Secretary


Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.


----------------------------------------------------
    This report is prepared for the general
 information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding
 any of the Flag Investors Funds, including
 charges and expenses, obtain a prospectus from
 your investment representative or directly from
 the Fund at 1-800-767-FLAG. Read it carefully
 before you invest.
----------------------------------------------------

                             [FLAG INVESTORS LOGO]



                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund
                (formerly Flag Investors Telephone Income Fund)

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.
                                                                          CASHSA